Labor and social obligations (Details) - Incremental Stock Options [Member] R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) R$ / shares
Modified Plan [member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$	R$ 83
Expected volatility	0.00%
Share price at the measurement date	R$ 48
Model used	Binomial
Weighted average fair value at the measurement date	R$ 53.06
Modified Plan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	48.00%
Risk-free interest rate	13.00%
Expected life of stock options	1 year
Modified Plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	59.00%
Risk-free interest rate	15.00%
Expected life of stock options	4 years
Original Plan [member]
IfrsStatementLineItems [Line Items]
Expected volatility	0.00%
Share price at the measurement date	R$ 48
Model used	Binomial
Weighted average fair value at the measurement date	R$ 49.22
Original Plan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$	R$ 91
Expected volatility	48.00%
Risk-free interest rate	13.00%
Expected life of stock options	1 year
Original Plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$	R$ 140
Expected volatility	59.00%
Risk-free interest rate	15.00%
Expected life of stock options	4 years